Share-Based Compensation Share-Based Compensation (Restricted Stock Units Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	5,598
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	5,366	5,598
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	5,306
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	2,348
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations	(525)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 164.25	$ 171.11	$ 163.02
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(2,055)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 134.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 165.96
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 3 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Aggregate Intrinsic Value	$ 820,429
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instrument Other than Option, Nonvested, Intrinsic Value	$ 166.14
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Expected to Vest, Weighted Average Remaining Contractual Term	1 year 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Expected to Vest, Aggregate Intrinsic Value	$ 811,310
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 166.09	$ 156.43
Performance Shares [Member] | Target Award Level
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-Based Payment Award, Equity instruments other than options, Performance Assumption Adjustment, Shares	700
Performance Shares [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-Based Payment Award, Equity instruments other than options, Performance Assumption Adjustment, Shares	0
Performance Shares [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-Based Payment Award, Equity instruments other than options, Performance Assumption Adjustment, Shares	1,300